Segment Information (Details) - Schedule of geographical segment - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenue from contracts with customers:
Total revenue from contracts with customers	$ 10,242	$ 12,365	$ 9,168
Property, plant and equipment, net:
Total property, plant and equipment, net	401	643
Hong Kong and China [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	1,510	2,105	1,554
Property, plant and equipment, net:
Total property, plant and equipment, net	110	128
Europe [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	8,268	8,761	7,269
Other Asian countries [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	27	76	37
North America [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	437	1,423	$ 308
Myanmar [Member]
Property, plant and equipment, net:
Total property, plant and equipment, net	$ 291	$ 515